Consolidated Statements of Cash Flows (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Operating activities:
Net income	$ 968	$ 966	$ 911
Less: Income from discontinued operations, net of tax	104	142	154
Income from continuing operations	864	824	757
Depreciation of property, plant and equipment	167	158	149
Amortization of intangibles and other assets	63	54	49
Deferred income tax provision	124	109	69
Stock-based employee compensation expense	57	73	65
Contributions to employee savings plans in L-3 Holdings' common stock	113	115	109
Amortization of pension and postretirement benefit plans net loss and prior service cost	48	41	52
Amortization of bond discounts and deferred debt issue costs (included in interest expense)	13	36	34
Goodwill impairment charge	43
Equity in losses (earnings) of unconsolidated subsidiaries	12	(8)	(4)
Other non-cash items	11	5	1
Changes in operating assets and liabilities, excluding amounts from acquisitions, divestitures, and discontinued operations:
Billed receivables	(22)	(134)	(269)
Contracts in process	(87)	(154)	186
Inventories	(14)	2	14
Accounts payable, trade	(35)	(13)	(121)
Accrued employment costs	(23)	26	(1)
Accrued expenses	49	34	(24)
Advance payments and billings in excess of costs incurred	(26)	66	(39)
Income taxes	(18)	81	28
Excess income tax benefits related to share-based payment arrangements	(2)	(7)	(4)
Other current liabilities	11	15	118
Pension and postretirement benefits	(83)	(78)	43
All other operating activities	(34)	25	(65)
Net cash from operating activities from continuing operations	1,231	1,270	1,147
Investing activities:
Business acquisitions, net of cash acquired	(20)	(756)	(86)
Proceeds from sale of a business	1	2
Capital expenditures	(187)	(178)	(180)
Dispositions of property, plant and equipment	6	10	4
Investments in equity investees		(23)
Other investing activities	1	1
Net cash used in investing activities from continuing operations	(199)	(944)	(262)
Financing activities:
Proceeds from sale of senior notes	1,143	797	996
Repayment of borrowings under term loan facility			(650)
Redemption of senior subordinated notes	(1,150)	(800)	(750)
Redemption of CODES	(11)
Borrowings under revolving credit facility	625	13
Repayment of borrowings under revolving credit facility	(625)	(13)
Common stock repurchased	(958)	(834)	(505)
Dividends paid on L-3 Holdings' common stock	(188)	(184)	(165)
Proceeds from exercise of stock options	22	60	24
Proceeds from employee stock purchase plan	46	68	70
Debt issue costs	(11)	(7)	(22)
Excess income tax benefits related to share-based payment arrangements	2	7	4
Other financing activities	(14)	(24)	(6)
Net cash used in financing activities from continuing operations	(1,119)	(917)	(1,004)
Effect of foreign currency exchange rate changes on cash and cash equivalents	(4)	(7)	19
Cash from (used in) discontinued operations:
Operating activities	253	191	260
Investing activities	(4)	(1)	(10)
Financing activities	(1)	(1)	(1)
Cash from discontinued operations	248	189	249
Net increase (decrease) in cash and cash equivalents	157	(409)	149
Cash and cash equivalents, beginning of the year	607	1,016	867
Cash and cash equivalents, end of the year	$ 764	$ 607	$ 1,016